Taxation - Summary of Tax Effects of Components of Other Comprehensive Income (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Before tax
Equity instruments at fair value through other comprehensive income		€ 31	€ (34)
Cash flow hedges		63	(20)
Remeasurements of defined benefit pension plans		242	(90)
Currency retranslation gains/(losses)		772	(535)
Other comprehensive income		1,108	(679)
Tax (charge)/credit
Equity instruments at fair value through other comprehensive income		0	0
Cash flow hedges		(5)	(2)
Remeasurements of defined benefit pension plans		(41)	43
Currency retranslation gains/(losses)		(16)	(20)
Other comprehensive income		(62)	21
After tax
Equity instruments at fair value through other comprehensive income		31	(34)
Cash flow hedges		58	(22)
Remeasurements of defined benefit pension plans		201	(47)
Currency retranslation gains/(losses)	[1]	756	(555)
Other comprehensive income		€ 1,046	€ (658)

[1]	2024 includes a hyperinflation adjustment of €680 million (2023: €247 million) in relation to Argentina and Turkey.